Related party transactions (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Amounts due from affiliates	$ 4,237	$ 4,239
Amounts due to owners and affiliates	$ 1,374	$ 10,604